Costs and Estimated Earnings in Excess of Billings on Uncompleted Contract (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Contractors [Abstract]
Schedule of Costs and Estimated Earnings in Excess of Billings on Uncompleted Contract

Work has started on the long-term contracts that will have costs and earnings in the following periods:

Job	March 31, 2021	December 31, 2020

Contract Revenues	-	5,640,707
Other Revenue	-	156,922
Total Revenues	-	5,797,629

Contract COGS	-	4,184,033
Other COGS	-	668,598
Total COGS	-	4,852,631

Gross Profit	-	944,998
Percentage of completion (POC)	-%	100%

Revenues – POC	-	7,358,273

Bill to Date	$-	$7,358,273

Costs and estimated earnings in excess of billings on uncompleted contract	$-	$-

Work has started on the long-term contracts that will have costs and earnings in the following periods:

Job	Total

Contract Revenues	5,640,707
Other Revenue	156,922
Total Revenues	5,797,629

Contract COGS	4,184,033
Other COGS	668,598
Total COGS	4,852,631

Gross Profit	944,998
Percentage of completion (POC)	100%

Revenues – POC	7,358,273

Bill to Date	$7,358,273

Costs and estimated earnings in excess of billings on uncompleted contract	$-